TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Trade And Others Payable [Abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	As at
	December 31,	December 31,
	2022	2021
Trade payables and accrued liabilities	$1,222,656	$1,031,688
Taxes payable	63,461	57,531
Total trade and other payables	$1,286,117	$1,089,219